Income Tax Expense - Summary of Income Tax Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Profit before income tax expense	$ 5,730,253	$ 4,741,942	$ 5,999,067
Income tax rate	30.00%	30.00%	35.00%
Income tax	$ (1,719,076)	$ (1,422,582)	$ (2,099,673)
Adjustments for calculation of the effective income tax:
Effect of different income tax rate in Paraguay	163,958	119,018	149,277
Effects of the fiscal revaluation and adjustment to reflect inflation for accounting and tax purposes	150,945	(448,142)	(375,535)
Effect of change in tax rate	(281,450)	(8,360)	1,842,147
Other non-taxable income or non-deductible expense, net	(830)	18,752	142,359
Total Income tax	(1,686,453)	(1,741,314)	(341,425)
INCOME TAX
Current	(1,103,295)	(1,614,317)	(1,634,401)
Deferred	(583,158)	(126,997)	1,292,976
Total Income tax	$ (1,686,453)	$ (1,741,314)	$ (341,425)